Stock Options (Details 1)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Stock Options
Options granted | shares	3,700,000
Options outstanding, end of year | shares	3,700,000
Weighted average exercise price granted | $ / shares	$ 0.22
Weighted average exercise price outstanding, end of year | $ / shares	$ 0.22